INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 4,152	$ 5,688
Acquisition of subsidiary (Note 4)	18	0
Additions	199	124
Amortization	(153)	(178)
Impairment	(1)	0
Translation adjustment	28	(519)
Other	(13)	4
Balance as of June 30	$ 4,230	$ 5,119